Consolidated income statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Consolidated income statement
Revenue		£ 5,694	£ 5,738
Cost of sales		(2,146)	(2,188)
Gross profit		3,548	3,550
Selling, general and administration		(2,255)	(2,262)
Research and development		(144)	(142)
Other operating income/ (expense)		2	(5)
Operating profit		1,151	1,141
Finance income		31	38
Finance expense		(193)	(219)
Net finance costs		(162)	(181)
Net monetary gain arising from hyperinflationary economies	[1]	7
Profit before tax		996	960
Income tax		(242)	(230)
Profit after tax for the period		754	730
Profit attributable to shareholders of the Group		726	687
Profit attributable to non-controlling interests		£ 28	£ 43
Basic earnings per share (pence)		£ 0.079	£ 0.074
Diluted earnings per share (pence)		£ 0.079	£ 0.074

[1]	Application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’ has been applied effective 1 January 2024.